ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES	ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Completed During 2024
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2024. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

AS AT DEC. 31, 2024 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$553	$393	$4	$950
Accounts receivable and other	443	283	50	776
Other financial assets	345	294	10	649
Assets classified as held for sale	861	270	—	1,131
Property, plant and equipment	7,439	4,141	77	11,657
Intangible assets	—	1,580	52	1,632
Goodwill	3,556	294	49	3,899
Deferred income tax assets	60	—	—	60
Total assets	13,257	7,255	242	20,754
Less:
Accounts payable and other	(1,137)	(2,677)	(41)	(3,855)
Liabilities associated with assets classified as held for sale	(340)	(70)	—	(410)
Non-recourse borrowings	(4,736)	(478)	(14)	(5,228)
Deferred income tax liabilities	(437)	(454)	(10)	(901)
Non-controlling interests[1]	(3,015)	—	(4)	(3,019)
	(9,665)	(3,679)	(69)	(13,413)
Net assets acquired[2]	$3,592	$3,576	$173	$7,341
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $337 million of revenue and $22 million of net income in 2024 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $1.8 billion and $130 million to total revenues and net income, respectively.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2024. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Renewable Power and Transition	Infrastructure
AS AT DEC. 31, 2024 (MILLIONS)	Neoen	ATC India	Cyxtera
Cash and cash equivalents	$544	$368	$14
Accounts receivable and other	417	136	140
Other financial assets	345	279	—
Assets classified as held for sale	861	—	270
Property, plant and equipment	7,185	1,785	2,356
Intangible assets	—	582	379
Goodwill	3,531	294	—
Deferred income tax assets	60	—	—
Total assets	12,943	3,444	3,159
Less:
Accounts payable and other	(1,123)	(1,122)	(1,503)
Liabilities associated with assets classified as held for sale	(340)	—	(70)
Non-recourse borrowings	(4,611)	(119)	—
Deferred income tax liabilities	(423)	(162)	(229)
Non-controlling interests[1]	(3,005)	—	—
	(9,502)	(1,403)	(1,802)
Net assets acquired[2]	$3,441	$2,041	$1,357
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Renewable Power and Transition
In December 2024, a subsidiary of the company, alongside institutional partners, acquired a 53% interest in Neoen S.A. (“Neoen”), a leading listed global renewables developer headquartered in France. The total consideration paid for the business was $3.4 billion. Goodwill of $3.5 billion was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $579 million and $15 million, respectively.
Infrastructure
On January 12, 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of Cyxtera Technologies Inc. (“Cyxtera”), a data center portfolio in the U.S., through its U.S. retail colocation data center operation subsidiary. The subsidiary has an effective 29% interest in Cyxtera. The total consideration paid for the business was $803 million, and a bargain purchase gain of $554 million was recorded in fair value changes. No goodwill was recognized.
On September 12, 2024, a subsidiary of the company, alongside institutional partners, completed the acquisition of ATC Telecom Infrastructure Private Limited (“ATC India”), an Indian telecom tower operation. The subsidiary has an effective 16% interest in ATC India. The total consideration paid for the business was $2.0 billion. Goodwill of $294 million was recognized, which is not deductible for income tax purposes.
Had the acquisitions of ATC India and Cyxtera been effective January 1, 2024, the Corporation’s revenue and net income would have increased by approximately $827 million and $96 million, respectively, for the year ended.
b)    Completed During 2023
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2023. No material changes were made to those allocations disclosed in the 2023 consolidated financial statements.

AS AT DEC. 31, 2023 (MILLIONS)	Infrastructure	Renewable Power and Transition	Private Equity and Other	Total
Cash and cash equivalents	$921	$228	$22	$1,171
Accounts receivable and other	1,475	585	10	2,070
Other financial assets	1,519	47	1	1,567
Assets classified as held for sale	—	293	—	293
Investment properties	3,244	—	—	3,244
Property, plant and equipment	8,964	7,200	240	16,404
Intangible assets	4,020	8	83	4,111
Goodwill	5,334	1,674	203	7,211
Deferred income tax assets	—	97	—	97
Total assets	25,477	10,132	559	36,168
Less:
Accounts payable and other	(1,500)	(1,944)	(46)	(3,490)
Liabilities associated with assets classified as held for sale	—	(138)	—	(138)
Non-recourse borrowings	(9,084)	(2,868)	—	(11,952)
Deferred income tax liabilities	(1,558)	(333)	(47)	(1,938)
Non-controlling interests[1]	—	(414)	(1)	(415)
Preferred equity	(641)	—	—	(641)
	(12,783)	(5,697)	(94)	(18,574)
Net assets acquired[2]	$12,694	$4,435	$465	$17,594
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.

Brookfield recorded $3.1 billion of revenue and $464 million of net income in 2023 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $5.1 billion and $644 million to total revenues and net income, respectively.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2023. No material changes were made to those allocations disclosed in the 2023 consolidated financial statements.